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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number: ______
       This Amendment (Check only one.): [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shamrock Activist Value Fund GP, L.L.C.
Address: 4444 Lakeside Drive
         Burbank, CA 91505

Form 13F File Number: 28-12228

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael J. McConnell
Title: Vice President of Shamrock Partners Activist Value Fund L.L.C.
       The Managing Member of the Reporting Manager
Phone: (818) 845-4444

Signature, Place, and Date of Signing:


/s/ Michael J. McConnell          Burbank, CA           8/14/07
------------------------ -----------------------------  -------
      [Signature]                [City, State]          [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
28-12223                  Shamrock Capital Advisors, Inc.